CAPITAL COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CAPITAL COMMITMENTS
Capital expenditure in respect of acquisition of property, plant and equipment contracted for but not provided in the consolidated financial statements	$ 28,843	$ 13,140